Balance Sheet Components - Components of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities Current [Abstract]
Payroll and employee related expenses	$ 416	$ 593
Accrued severance benefits	0	2,280
Professional services	425	163
Other accrued expenses	47	233
Total accrued liabilities	$ 888	$ 3,269